UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (59.0%)
	ALABAMA
$80	Birmingham-Southern College	3.00	10/01/2010	12.47	$71
1,196	University of Alabama	3.00	05/01/2021	12.27	749
173	University of Montevallo	3.00	05/01/2023	12.30	101
	CALIFORNIA
443	Azusa Pacific University	3.00	04/01/2017	12.96	306
170	Monterey Peninsula College	3.00	10/01/2018	11.95	113
260	San Diego State University	3.00	11/01/2021	11.93	158
540	San Francisco State University	3.00	11/01/2021	11.93	329
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	71
120	Taylor University	3.00	10/01/2010	12.45	107
1,020	University of Notre Dame	3.00	04/01/2018	12.95	679
	KANSAS
30	Emporia State University	3.00	04/01/2009	12.33	29
	MARYLAND
690	Western Maryland College	3.00	11/01/2016	12.44	485
	MASSACHUSETTS
144	Atlantic Union College	3.00	11/01/2023	12.68	81
594	Boston University	3.00	12/31/2022	11.87	343
40	Springfield College	3.00	05/01/2011	12.59	35
	MICHIGAN
640	Albion College	3.00	10/01/2015	12.51	465
100	Alma College	3.00	04/01/2010	11.87	93
2,020	Finlandia University	3.50	08/01/2014	12.70	1,132
	MINNESOTA
720	Augsburg College	3.00	04/01/2016	12.95	517
325	College of St. Thomas	3.00	04/01/2017	12.95	225
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	20
88	Tougaloo College	3.00	06/01/2021	12.44	56
	MISSOURI
—	Missouri Southern State College	3.00	12/01/2008	10.56	—
	NEBRASKA
49	University of Nebraska	3.00	07/01/2013	10.59	40

1

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	NEW HAMPSHIRE
$200	Daniel Webster College	3.00	04/01/2019	12.99	$128
148	New England College	3.625	10/01/2013	12.37	120
615	New England College	3.00	04/01/2019	12.96	396
	NEW JERSEY
72	Fairleigh Dickinson University	3.00	11/01/2020	12.09	46
	NEW YORK
324	Long Island University	3.00	06/01/2016	12.34	228
731	Sarah Lawrence College	3.00	11/01/2021	12.64	445
	NORTH CAROLINA
64	Montreat-Anderson College	3.00	12/01/2019	12.19	40
735	University of North Carolina	3.00	01/01/2018	11.49	496
	OHIO
1,015	Case Western Reserve University	3.00	04/01/2016	10.54	785
100	University of Steubenville	3.375	04/01/2012	12.88	85
184	University of Steubenville	3.00	04/01/2017	12.96	127
	PENNSYLVANIA
337	Carnegie - Mellon University	3.00	11/01/2017	10.45	252
335	Harcum Junior College	3.00	11/01/2015	12.44	245
185	Susquehanna University	3.625	11/01/2014	12.32	144
58	Swarthmore College	3.00	05/01/2014	12.30	46
198	Temple University	3.375	11/01/2014	11.99	157
	RHODE ISLAND
216	Community College of Rhode Island	3.00	04/01/2018	12.10	149
	SOUTH CAROLINA
492	College of Charleston	3.00	07/01/2016	12.02	350
368	Morris College	3.00	11/01/2013	12.42	290
	TENNESSEE
21	Bryan College	3.00	02/01/2010	12.68	19
39	Vanderbilt University	3.00	06/30/2009	10.39	36
	TEXAS
26	Laredo Junior College	3.00	08/01/2009	11.82	24
80	St. Edward’s University	3.625	04/01/2013	12.80	66
283	Texas Tech University	3.625	03/01/2013	10.80	241
1,645	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,453
	VERMONT
640	Middlebury College	3.00	04/01/2018	12.87	441
1,715	University of Vermont	3.00	10/01/2019	12.19	1,117

2

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

(continued)

					Internal
Outstanding			Stated		Rate of	Amortized
Principal			Interest	Maturity	Return % (A)	Cost (Notes
Balance		Description	Rate %	Date	(Unaudited)	1 and 2)

		VIRGINIA
$820		Old Dominion University	3.00	06/01/2013	11.70	$650
21,183		Total College and University Loans				14,781

		Allowance for Loan Losses				460

		Net Loans of the Trust				14,321

		INVESTMENT AGREEMENTS (41.0%)

2,836		FNMA #787 Liquidity Fund	8.00	12/01/2014 (C)	8.00	2,836
7,114		FNMA #786 Revenue Fund	5.00	12/01/2014 (C)	5.00	7,114
9,950		Total Investment Agreements				9,950
$31,133	(B)	Total Investments (100.0%)				$24,271

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

(B) The tax basis in the Loans is approximately $31,133.

(C) Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

3

Item 2. Controls and Procedures

(a)         Not applicable to the registrant.

(b)        Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)             Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)             Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)             Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2009

* Print the name and title of each signing officer under his or her signature.